Related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related parties [Text Block]

32. Related parties

(a) Group companies

The financial statements include the financial statements of the Company and the following significant subsidiaries:

				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2023	2022
HudBay Peru Inc.	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	HudBay Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	HudBay Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Copper World, Inc.	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%
Hudbay British Columbia Inc.	British Columbia	Holding company	HMI	100%	-%
Copper Mountain Mine (BC) Ltd.	British Columbia	Exploration/development	Copper Mountain Mining ULC	75%	-%
Copper Mountain Mining Inc.	Canada	Exploration/development	Hudbay British Columbia Inc.	100%	-%

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

(b) Compensation of key management personnel

The Company's key management includes members of the Board of Directors, Hudbay's Chief Executive Officer, Hudbay's senior vice presidents and vice presidents. Total compensation to key management personnel was as follows:

	Year ended December 31,
	2023	2022
Short-term employee benefits[1]	$10,715	$9,915
Post-employment benefits	811	959
Termination benefits	-	2,287
Long-term share-based awards	2,921	6,646
	$14,447	$19,807

[1] Such as salaries and social security contributions, paid annual leave and paid sick leave, profit-sharing, termination benefits, bonuses and non-monetary benefits (such as medical care, housing, cars and free or subsidized goods or services) for current employees.

(c) Transaction with related parties

All transactions with related parties have occurred in the normal course of the Company's operations.

i. During the year ended December 31, 2023, the Company sold copper concentrate under the provision of a long-term contract with MMC for revenues totaling $165,438 including pricing adjustments. As at December 31, 2023, the Company had $23,088 of trade receivables due from MMC outstanding.

ii. During the year ended December 31, 2023, the Company obtained cash advances on certain concentrate shipments from MMC. Interest charged on these advances amounted to $922.